Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE(1)
Year (a)	Summary Compensation Table (“SCT”) Total for PEO (b)	Compensation Actually Paid (“CAP”) to PEO (c)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)(2)	Value of Initial Fixed $100 Investment		Net Income ($mm) (h)	Adjusted Earnings per Share (“EPS”) (i)(5)
					Total Share-holder Return (f)(3)	Peer Group Total Share-holder Return (g)(4)
2022	9,046,852	621,952	1,648,896	585,793	98.60	130.45	703.4	2.69
2021	9,382,531	17,199,415	1,805,998	2,658,967	159.61	151.70	230.6	2.68
2020	7,009,374	8,892,140	1,685,044	1,864,956	112.93	119.86	133.4	1.43

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]	Robert M. Patterson was our principal executive officer (“PEO”) for the full year for each of 2022, 2021 and 2020. For 2022 and 2021, our non-PEO named executive officers were Jamie A. Beggs, Michael A. Garratt, Lisa K. Kunkle, and Joel R. Rathbun. For 2020, our non-PEO named executive officers were Jamie A. Beggs, Michael A. Garratt, M. John Midea, Lisa K. Kunkle, and Bradley C. Richardson.
Peer Group Issuers, Footnote [Text Block]	For purposes of this pay versus performance disclosure, our peer group is the S&P 400 Chemicals index. For each Covered Year, our peer group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment.
PEO Total Compensation Amount	$ 9,046,852	$ 9,382,531	$ 7,009,374
PEO Actually Paid Compensation Amount	$ 621,952	17,199,415	8,892,140
Adjustment To PEO Compensation, Footnote [Text Block]	For each Covered Year, in determining both the CAP to our PEO and the average CAP to our non-PEO named executive officers for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column in the Summary Compensation Table (also in columns (b) or (d), as applicable), for such Covered Year the following amounts:

Item and Value Added (Deducted)	2022 ($)	2021 ($)	2020 ($)
For Robert M. Patterson, as PEO:
- SCT "Stock Awards" column value	(2,008,216)	(1,870,448)	(1,732,974)
- SCT "Option Awards" column value	(2,006,642)	(1,870,333)	(1,401,423)
+ year-end fair value of outstanding equity awards granted in Covered Year	2,202,348	5,868,905	4,449,216
+/- change in fair value of outstanding equity awards granted in prior years	(5,964,522)	4,705,865	879,445
+/- change in fair value of prior-year equity awards vested in Covered Year	(647,868)	982,895	(311,498)
Total additions/deductions	(8,424,900)	7,816,884	1,882,766
Total PEO CAP	621,952	17,199,415	8,892,140
For Non-PEO Named Executive Officers (Average):
- SCT "Stock Awards" column value	(271,096)	(235,656)	(467,567)
- SCT "Option Awards" column value	(269,452)	(234,581)	(213,425)
+ year-end fair value of outstanding equity awards granted in Covered Year	292,141	739,836	821,419
+/- change in fair value of outstanding equity awards granted in prior years	(749,904)	499,464	71,917
+/- change in fair value of prior-year equity awards vested in Covered Year	(64,792)	83,906	(32,432)
Total additions/deductions	(1,063,103)	852,969	179,912
Total Average Non-PEO CAP	585,793	2,658,967	1,864,956

Non-PEO NEO Average Total Compensation Amount	$ 1,648,896	1,805,998	1,685,044
Non-PEO NEO Average Compensation Actually Paid Amount	$ 585,793	2,658,967	1,864,956
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	For each Covered Year, in determining both the CAP to our PEO and the average CAP to our non-PEO named executive officers for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column in the Summary Compensation Table (also in columns (b) or (d), as applicable), for such Covered Year the following amounts:

Item and Value Added (Deducted)	2022 ($)	2021 ($)	2020 ($)
For Robert M. Patterson, as PEO:
- SCT "Stock Awards" column value	(2,008,216)	(1,870,448)	(1,732,974)
- SCT "Option Awards" column value	(2,006,642)	(1,870,333)	(1,401,423)
+ year-end fair value of outstanding equity awards granted in Covered Year	2,202,348	5,868,905	4,449,216
+/- change in fair value of outstanding equity awards granted in prior years	(5,964,522)	4,705,865	879,445
+/- change in fair value of prior-year equity awards vested in Covered Year	(647,868)	982,895	(311,498)
Total additions/deductions	(8,424,900)	7,816,884	1,882,766
Total PEO CAP	621,952	17,199,415	8,892,140
For Non-PEO Named Executive Officers (Average):
- SCT "Stock Awards" column value	(271,096)	(235,656)	(467,567)
- SCT "Option Awards" column value	(269,452)	(234,581)	(213,425)
+ year-end fair value of outstanding equity awards granted in Covered Year	292,141	739,836	821,419
+/- change in fair value of outstanding equity awards granted in prior years	(749,904)	499,464	71,917
+/- change in fair value of prior-year equity awards vested in Covered Year	(64,792)	83,906	(32,432)
Total additions/deductions	(1,063,103)	852,969	179,912
Total Average Non-PEO CAP	585,793	2,658,967	1,864,956

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Principal Executive Officer

Average Non-Principal Executive Officer

Company TSR

Peer Group TSR

Total Shareholder Return versus Compensation Actually Paid
•We believe the above graph shows that our Named Executive Officer compensation moved generally in tandem with both improving and declining TSR results over the Covered Years.

Compensation Actually Paid vs. Net Income [Text Block]

Principal Executive Officer

Average Non-Principal Executive Officer

Net Income

Net Income versus Compensation Actually Paid
•Net Income (as shown in the table and as the blue line in the graph above) includes the income from discontinued operations, which is comprised of a $550 million gain on the sale of our Distribution business in 2022. Therefore, in 2022, Net Income is not heavily correlated with Named Executive Officer compensation because of this one time gain that is not reflective of the underlying performance of the Company. Named Executive Officer compensation moved generally in tandem with improving results from 2020 to 2021.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Principal Executive Officer

Average Non-Principal Executive Officer

Adjusted EPS

Adjusted EPS versus Compensation Actually Paid
•We believe the foregoing graph shows that our Named Executive Officer compensation has either tracked or, in the case of 2022, significantly lagged our performance as compared to Adjusted EPS over the Covered Years.

Tabular List [Table Text Block]

Tabular List
Financial Performance Measures	Adjusted Earnings per Share
Adjusted Operating Income
Working Capital as a Percentage of Sales
Non-Financial Performance Measures	Sustainability Metrics

Total Shareholder Return Amount	$ 98.6	159.61	112.93
Peer Group Total Shareholder Return Amount	130.45	151.7	119.86
Net Income (Loss)	$ 703,400,000	$ 230,600,000	$ 133,400,000
Company Selected Measure Amount	2.69	2.68	1.43
PEO Name	Robert M. Patterson
Additional 402(v) Disclosure [Text Block]	For each Covered Year, our total shareholder return was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, par value $0.01 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on the New York Stock Exchange (“NYSE”) on December 31, 2019 through and including the last day of the Covered Year (each one-year, two-year, and three-year period, a “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the Covered Year-end values of such investment as of the end of 2022, 2021 and 2020, as applicable. Because Covered Years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Adjusted EPS is calculated as net income, adjusted for special items (as noted in Appendix A), divided by weighted-average diluted shares.
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 8,424,900	$ 7,816,884	$ 1,882,766
PEO [Member] | SCT "Stock Awards" Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,008,216	1,870,448	1,732,974
PEO [Member] | SCT "Option Awards" Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,006,642	1,870,333	1,401,423
PEO [Member] | Year-End Fair Value Of Outstanding Equity Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,202,348	5,868,905	4,449,216
PEO [Member] | Change In Fair Value Of Outstanding Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,964,522	4,705,865	879,445
PEO [Member] | Change In Fair Value Of Prior-Year Equity Awards Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	647,868	982,895	311,498
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,063,103	852,969	179,912
Non-PEO NEO [Member] | SCT "Stock Awards" Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	271,096	235,656	467,567
Non-PEO NEO [Member] | SCT "Option Awards" Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	269,452	234,581	213,425
Non-PEO NEO [Member] | Year-End Fair Value Of Outstanding Equity Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	292,141	739,836	821,419
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	749,904	499,464	71,917
Non-PEO NEO [Member] | Change In Fair Value Of Prior-Year Equity Awards Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 64,792	$ 83,906	$ 32,432